FAIR VALUE MEASUREMENTS - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	$ 21,020
Embedded derivative liabilities	11,833
Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	517	$ 1,983
Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	664	3,038
(Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0
Embedded derivative liabilities	0
(Level 1) | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	517	1,983
(Level 1) | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	0
(Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	0
Embedded derivative liabilities	0
(Level 2) | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	0
(Level 2) | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	664	3,038
(Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liabilities	21,020
Embedded derivative liabilities	11,833
(Level 3) | Derivative warrant liabilities - Public
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	0
(Level 3) | Derivative warrant liabilities - Private
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	$ 0	$ 0